Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts

SCHEDULE II

ESSENDANT INC. AND SUBSIDIARIES VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED DECEMBER 31, 2017, 2016 and 2015

Description (in thousands)	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
Allowance for doubtful accounts(2):
2017	$18,196	3,981	(5,075)	$17,102
2016	$17,810	5,208	(4,822)	$18,196
2015	$19,725	3,231	(5,146)	$17,810

(1)—net	of any recoveries.
(2)—represents	allowance for doubtful accounts related to the retained interest in receivables sold and accounts receivable, net.